RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties
Schedule Of Results of Operations of Related Party Transactions [Table Text Block]
Transactions with related parties:
	December 31,	Period from June 27, 2011 (inception date) to December 31,
	2012	2011
Results of Operations

Research and development expenses (1)	$1,506	$216

General and administrative expenses (2)	$61	$-

Schedule Of Balances with Related Party [Table Text Block]
	December 31,
	2012	2011
Balances with Related Party

Related company (1)	$72	$(140)

Investment in Parent Company (2)	$1,229	$1,508

Other account payables and accrued expenses (1)	$(100)	$(100)

(1)	Transactions related to Service Agreement. See Notes 1.b.2, 5 and 6.
(2)	Transactions related to Investment in Parent Company. See Notes 2.e and 3.